QUARTERLY FINANCIAL DATA (UNAUDITED)	12 Months Ended
Dec. 31, 2016
Quarterly Financial Information Disclosure [Abstract]
QUARTERLY FINANCIAL DATA (UNAUDITED)

NOTE 20—QUARTERLY FINANCIAL DATA (UNAUDITED)

The following tables set forth selected unaudited quarterly financial information for the quarterly periods in 2016 and 2015:

	For the Quarter Ended
	March 31(1)	June 30(2)	September 30(3)	December 31(4)
2016	(In thousands, except per share data amounts)
Revenues	$729,032	$706,627	$558,543	$641,781
Gross Profit	112,999	111,185	103,044	59,139
Net income (loss)	(2,444)	21,805	16,392	546
Net income (loss) attributable to non-controlling interest	(272)	1,148	284	1,022
Net income (loss) attributable to McDermott International, Inc.	(2,172)	20,657	16,108	(476)
Income (loss) per share(5)
Basic	(0.01)	0.09	0.07	0.00
Diluted	(0.01)	0.07	0.06	0.00

(1)

Net loss for the quarter ended March 31, 2016 was influenced by successful execution and close-out improvements in the AEA segment and productivity improvements and associated cost savings, primarily in the ASA segment,  partially offset by impairment losses on the Agile vessel.

(2)	Net income for the quarter ended June 30, 2016 was influenced by productivity improvements and associated cost savings in the MEA and ASA segments.
(3)

Net income for the quarter ended September 30, 2016 was influenced by productivity improvements and associated cost savings, primarily in the MEA and ASA segments, partially offset by impairment losses on certain marine assets.

(4)

Net loss for the quarter ended December 31, 2016 was primarily due to increase in our estimated costs at completion on our Ichthys project in Australia and an impairment charge on the Intermac 600.  Those were partially offset by productivity improvements and associated cost savings, primarily in our MEA segment.

(5)	May not tie to the Consolidated Statements of Operations due to rounding.

	For the Quarter Ended
	March 31(1)	June 30(2)	September 30(3)	December 31(4)
2015	(In thousands, except per share data amounts)
Revenues	$550,463	$1,046,537	$805,857	$667,418
Gross Profit	75,004	121,015	84,896	98,076
Net income (loss)	(12,048)	13,690	7,534	(18,015)
Net income attributable to non-controlling interest	2,459	2,164	3,868	653
Net income (loss) attributable to McDermott International, Inc.	(14,507)	11,526	3,666	(18,668)
Income (loss) per share(5)
Basic	(0.06)	0.05	0.02	(0.08)
Diluted	(0.06)	0.04	0.01	(0.08)

(1)	Net loss for the quarter ended March 31, 2015 benefited from positive changes in estimate primarily related to cost savings.
(2)	Net income for the quarter ended June 30, 2015 was influenced by improved productivity and increased activity in the ASA and MEA segments partially offset by an increase in restructuring expense.
(3)	Net income for the quarter ended September 30, 2015 was influenced by improved productivity in our MEA segment.
(4)

Net loss for the quarter ended December 31, 2015 was influenced by improved productivity in our MEA segment offset by a $26 million fourth quarter non-cash MTM actuarial loss on our pension benefit plans.

(5)	May not tie to the Consolidated Statements of Operations due to rounding.